Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Liabilities		$ 1,116,517,857	$ 910,763,491
Chile Segment [Member]
Statement [Line Items]
Liabilities		599,712,023	479,278,341
International Business Segment [Member]
Statement [Line Items]
Liabilities		174,963,952	170,050,938
Wines Segment [Member]
Statement [Line Items]
Liabilities		175,772,540	139,805,629
Other Segments [Member]
Statement [Line Items]
Liabilities	[1]	$ 166,069,342	$ 121,628,583

[1]	Others include liabilities corresponding to the Corporate Support Units.